Related Party Transactions - Schedule of significant related party transactions, other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Other payables	$ 50	$ 63
CyberLink
Related Party Transactions
Other payables	26	38
CyberLink-Japan
Related Party Transactions
Other payables	$ 24	$ 25